Other information	12 Months Ended
Dec. 31, 2015
Additional Financial Information Disclosure [Abstract]
Other information
13.	Other information:
(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2015	2014
Due to related parties (note 3)	$1,765	$6,788
Accrued interest	19,841	20,723
Accounts payable and other accrued liabilities	54,780	37,697
	$76,386	$65,208

(b)	Supplemental cash flow information:

	2015	2014	2013
Interest paid on debt	$97,724	$91,450	$59,999
Interest received	10,853	1,211	1,265
Undrawn credit facility fee paid	2,865	3,512	1,656
Non-cash transactions:
Long-term debt for vessels under construction	77,625	8,300	54,080
Dividends on Series A preferred shares	—	3,395	38,390
Dividend reinvestment	38,862	64,697	31,961
Loan repayment for vessels under construction	—	29,680	6,560
Arrangement and transaction fees (note 12)	9,191	6,753	3,342
Vessel reallocation	—	11,533	—
Fair value of financial instruments	—	50,278	—
Capital contribution through settlement of loans to affiliate	19,444	15,000	—